Sales and marketing expenses (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Sales and marketing expenses
Consulting	$ 79,930	$ 40,921	$ 340,345	$ 264,750
Marketing	287,073	153,111	464,249	441,254
Salaries	333,229	258,776	657,921	559,342
Total sales and marketing expenses	$ 700,232	$ 452,808	$ 1,462,515	$ 1,265,346